                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

      Investment Company Act file number:                           811-249

      Exact name of registrant as specified in charter:             Delaware Group Equity Funds I

      Address of principal executive offices:                       2005 Market Street
                                                                    Philadelphia, PA 19103

      Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                                    2005 Market Street
                                                                    Philadelphia, PA 19103

      Registrant's telephone number, including area code:           (800) 523-1918

      Date of fiscal year end:                                      October 31

      Date of reporting period:                                     April 30, 2005

Item 1.  Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
CORE-EQUITY








SEMIANNUAL REPORT APRIL 30, 2005
--------------------------------------------------------------------------------
                  DELAWARE BALANCED FUND










[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      3

   Statement of Operations                                     11

   Statements of Changes in Net Assets                         12

   Financial Highlights                                        13

   Notes to Financial Statements                               18
-----------------------------------------------------------------













     Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

     Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)  2005 Delaware Distributors, L.P.

DISCLOSURE                     For the Period November 1, 2004 to April 30, 2005
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE BALANCED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning    Ending                   Paid During
                                Account     Account     Annualized      Period
                                 Value       Value       Expense      11/1/04 to
                                11/1/04     4/30/05       Ratio        4/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                        $1,000.00   $1,037.90      1.18%         $5.96
Class B                         1,000.00    1,033.20      1.96%          9.88
Class C                         1,000.00    1,033.20      1.96%          9.88
Class R                         1,000.00    1,035.30      1.56%          7.87
Institutional Class             1,000.00    1,038.20      0.96%          4.85
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN  (5% return before expenses)
Class A                        $1,000.00   $1,018.94      1.18%         $5.91
Class B                         1,000.00    1,015.08      1.96%          9.79
Class C                         1,000.00    1,015.08      1.96%          9.79
Class R                         1,000.00    1,017.01      1.56%          7.80
Institutional Class             1,000.00    1,020.03      0.96%          4.81
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                          As of April 30, 2005
  DELAWARE BALANCED FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   60.40%
------------------------------------------------------------------------
Consumer Discretionary                                          3.57%

Consumer Staples                                                5.01%

Energy                                                          5.44%

Finance                                                        16.57%

Healthcare                                                     11.71%

Industrial                                                      3.53%

Information Technology                                          5.45%

Materials                                                       1.76%

Telecommunications                                              3.64%

Utilities                                                       3.72%
------------------------------------------------------------------------
PREFERRED STOCK                                                 0.05%
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  1.16%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      1.74%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               8.74%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              1.04%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.86%
------------------------------------------------------------------------
CORPORATE BONDS                                                12.17%
------------------------------------------------------------------------
Banking                                                         0.87%

Basic Industries                                                0.51%

Brokerage                                                       0.62%

Capital Goods                                                   0.57%

Communications                                                  1.77%

Consumer Cyclical                                               1.45%

Consumer Non-Cyclical                                           1.25%

Electric                                                        1.48%

Energy                                                          0.46%

Finance                                                         0.33%

Industrial                                                      0.05%

Insurance                                                       1.17%

Natural Gas                                                     0.73%

Real Estate                                                     0.15%

Technology                                                      0.19%

Transportation                                                  0.57%

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
CONVERTIBLE BONDS                                               0.00%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.85%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              2.39%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  4.66%
------------------------------------------------------------------------
SOVEREIGN DEBT                                                  0.05%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       4.37%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           3.86%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                   5.06%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              109.40%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL             (5.06%)
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (4.34%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                            DELAWARE BALANCED FUND
  OF NET ASSETS                                      April 30, 2005 (Unaudited)

                                                         Number of       Market
                                                           Shares        Value
COMMON STOCK - 60.40%
Consumer Discretionary - 3.57%
  *Limited Brands                                         212,700   $  4,613,463
   Mattel                                                 254,100      4,586,505
                                                                    ------------
                                                                       9,199,968
                                                                    ------------
Consumer Staples - 5.01%
   Archer-Daniels-Midland                                 226,300      4,071,137
   ConAgra Foods                                          167,400      4,477,950
   Kimberly-Clark                                          70,100      4,377,745
                                                                    ------------
                                                                      12,926,832
                                                                    ------------
Energy - 5.44%
   ChevronTexaco                                           82,200      4,274,400
   ConocoPhillips                                          47,300      4,959,405
   Exxon Mobil                                             84,000      4,790,520
                                                                    ------------
                                                                      14,024,325
                                                                    ------------
Finance - 16.57%
   Allstate                                                89,900      5,048,783
   Aon                                                    215,700      4,497,345
   Chubb                                                   56,400      4,612,392
   Hartford Financial Services                             65,500      4,740,235
  *Huntington Bancshares                                  207,700      4,883,027
  *Marshall & Ilsley                                      114,000      4,860,960
   Morgan Stanley                                          91,600      4,819,992
   Wachovia                                                86,700      4,437,306
   Washington Mutual                                      117,300      4,846,836
                                                                    ------------
                                                                      42,746,876
                                                                    ------------
Healthcare - 11.71%
   Abbott Laboratories                                     98,100      4,822,596
   Baxter International                                   139,100      5,160,610
   Bristol-Myers Squibb                                   197,900      5,145,400
   Merck                                                  134,600      4,562,940
   Pfizer                                                 187,400      5,091,658
   Wyeth                                                  120,800      5,428,752
                                                                    ------------
                                                                      30,211,956
                                                                    ------------
Industrial - 3.53%
   Boeing                                                  80,200      4,773,504
   Union Pacific                                           67,700      4,328,061
                                                                    ------------
                                                                       9,101,565
                                                                    ------------
Information Technology - 5.45%
   Hewlett-Packard                                        229,900      4,706,053
   International Business Machines                         62,000      4,735,560
  +Xerox                                                  347,900      4,609,675
                                                                    ------------
                                                                      14,051,288
                                                                    ------------
Materials - 1.76%
   Weyerhaeuser                                            66,300      4,548,843
                                                                    ------------
                                                                       4,548,843
                                                                    ------------
Telecommunications - 3.64%
   SBC Communications                                     195,900      4,662,420
   Verizon Communications                                 131,900      4,722,020
                                                                    ------------
                                                                       9,384,440
                                                                    ------------
Utilities - 3.72%
  *Energy East                                            181,900      4,733,038
   FPL Group                                              119,200      4,865,744
                                                                    ------------
                                                                       9,598,782
                                                                    ------------
TOTAL COMMON STOCK
   (cost $155,693,587)                                               155,794,875
                                                                    ------------

                                                         Number of       Market
                                                           Shares        Value
PREFERRED STOCK - 0.05%
   Nexen 7.35%                                              4,520   $    117,791
                                                                    ------------
TOTAL PREFERRED STOCK (cost $113,000)                                    117,791
                                                                    ------------
                                                       Principal
                                                         Amount
AGENCY ASSET-BACKED SECURITIES - 1.16%
   Fannie Mae Grantor Trust
      Series 2004-T4 A2 3.93% 2/25/20                $    280,000        278,944
      Series 2004-T4 A3 4.42% 8/25/24                     285,000        284,817
  oFannie Mae Whole Loan Series 2002-W11
      AV1 3.19% 11/25/32                                  391,663        391,813
  oSLMA Student Loan Trust
      Series 2004-1 A1 3.20% 1/26/15                      708,719        709,266
      Series 2004-5 A2 3.19% 4/25/14                      710,000        710,581
      Series 2004-6 A2 3.20% 1/25/13                      624,023        624,739
                                                                    ------------
TOTAL AGENCY ASSET-BACKED SECURITIES
   (cost $3,000,974)                                                   3,000,160
                                                                    ------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.74%
   Fannie Mae
      Series 1996-46 ZA 7.50% 11/25/26                    198,743        213,461
      Series 2004-90 PC 5.00% 3/25/27                     200,000        202,031
      Series 2005-1 KZ 5.00% 2/25/35                      227,824        208,500
   Fannie Mae Grantor Trust Series 2001-T8 A2
      9.50% 7/25/41                                       169,549        186,722
   Fannie Mae Whole Loan
      Series 2004-W3 A2 3.75% 5/25/34                     455,000        452,127
      Series 2004-W9 2A1 6.50% 2/25/44                    275,516        285,339
   Freddie Mac
      Series 2326 ZQ 6.50% 6/15/31                        544,890        579,210
      Series 2480 EH 6.00% 11/15/31                       223,548        225,830
      Series 2727 PM 4.50% 1/15/34                        190,000        176,602
      Series 2889 OE 5.00% 1/15/30                        340,000        341,052
      Series 2890 PC 5.00% 7/15/30                        380,000        381,410
      Series 2902 LC 5.50% 12/15/17                       245,000        250,452
   Freddie Mac Structured Pass
      Through Securities
      Series T-58 1A2 3.108% 5/25/35                      275,778        274,163
      Series T-58 2A 6.50% 9/25/43                        326,198        338,655
   GNMA Series 2002-62 B 4.763% 1/16/25                   380,000        383,330
                                                                    ------------
TOTAL AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (cost $4,498,234)                                       4,498,884
                                                                    ------------
AGENCY MORTGAGE-BACKED SECURITIES - 8.74%
   Fannie Mae
      5.73% 12/1/08                                       233,325        243,679
      6.50% 8/1/17                                        205,124        213,841
   Fannie TBA 6.50% 5/1/34                              2,700,000      2,808,000
   Fannie Mae Balloon 7 yr 4.50% 11/1/10                  490,834        491,907
   Fannie Mae Relocation 30 yr
      5.00% 11/1/33                                       188,893        189,365
      5.00% 1/1/34                                        291,221        291,312
   Fannie Mae S.F. 15 yr
      6.00% 4/1/17                                        174,788        181,288
      6.00% 6/1/17                                        171,204        177,571

STATEMENT                                                DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal       Market
                                                           Amount        Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
      5.00% 9/1/33                                     $   180,278   $   179,095
      5.00% 3/1/34                                       1,160,469     1,152,854
      5.00% 3/1/34                                         378,121       375,639
      5.00% 3/1/35                                         443,953       440,069
      5.00% 3/1/35                                         189,664       188,004
      5.50% 3/1/29                                         536,190       544,401
      5.50% 4/1/29                                         616,081       625,515
      7.50% 6/1/31                                         149,557       160,306
   Fannie Mae S.F. 30 yr TBA
      5.00% 5/1/35                                       1,720,000     1,703,338
      5.00% 6/1/35                                         970,000       958,178
      5.00% 7/1/35                                         750,000       739,219
      5.50% 5/1/35                                       3,115,000     3,145,177
      6.00% 5/1/35                                         735,000       754,753
      7.00% 5/1/35                                         425,000       448,773
  oFreddie Mac ARM 3.73% 4/1/34                            289,880       294,318
   Freddie Mac Relocation 30 yr
      5.00% 9/1/33                                         804,910       807,174
   Freddie Mac S.F. 20 yr
      5.50% 8/1/24                                         681,759       690,921
      5.50% 9/1/24                                       1,253,495     1,270,339
   Freddie Mac S.F. 30 yr
      5.50% 11/1/33                                      1,861,319     1,885,167
      6.50% 10/1/33                                        153,564       159,706
      7.00% 11/1/33                                        173,994       183,835
      8.50% 4/1/09                                              31            32
   GNMA I S.F. 30 yr TBA  5.00% 4/5/35                   1,215,000     1,212,722
   GNMA I S.F. 30 yr 7.50% 9/15/31                          27,690        29,750
                                                                     -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (cost $22,375,821)                                                 22,546,248
                                                                     -----------
AGENCY OBLIGATIONS - 1.04%
   Fannie Mae
     *5.00% 4/15/15                                        200,000       206,937
      5.25% 8/1/12                                         500,000       518,940
     *6.25% 2/1/11                                         745,000       806,843
     ^6.257 10/9/19                                        370,000       173,780
  ^Financing Corp Fico Strip PRN 2
      5.031% 11/30/17                                      540,000       297,747
  ^Residual Funding Strip PRN
      5.123% 10/15/19                                       90,000        45,504
  ^Resolution Funding Interest Only Strip
      5.24% 10/15/25                                     1,670,000       622,449
                                                                     -----------
TOTAL AGENCY OBLIGATIONS
   (cost $2,602,734)                                                   2,672,200
                                                                     -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.86%
   Banc of America Commercial Mortgage
      Series 2004-5 A3 4.561% 11/10/41                     225,000       223,881
      Series 2005-1 A3 4.877% 11/10/42                     805,000       818,309
  #Bear Stearns Commercial Mortgage Security
      Series 2004-ESA E 144A 5.064% 5/14/16                260,000       263,897
   First Union-Lehman Brothers-Bank of America
      Series 1998-C2 A2 6.56% 11/18/35                     265,000       279,524
   GMAC Commercial Mortgage Securities
      Series 1998-C2 A2 6.42% 5/15/35                      408,000       431,052
  #Hilton Hotel Pool Trust Series 2000
      HLTA A1 144A 7.055% 10/3/15                          119,912       129,031

                                                         Principal       Market
                                                           Amount        Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
   J.P. Morgan Chase Commercial
      Mortgage Securities
      Series 2002-C1 A3 5.376% 7/12/37                 $   215,000   $   223,796
      Series 2003-C1 A2 4.985% 1/12/37                     362,000       368,116
   LB-UBS Commercial Mortgage Trust
      Series 2002-C1 A4 6.462% 3/15/31                     320,000       353,716
      Series 2005-C2 A2 4.821% 4/15/30                     255,000       258,724
   Merrill Lynch Mortgage Trust
      Series 2004-BPC1 A3 4.467% 10/12/41                  155,000       153,296
     #Series 2005-GGP1 E 144A 4.33% 11/15/10               105,000       104,997
     #Series 2005-GGP1 F 144A 4.35% 11/15/10               105,000       104,998
     oSeries 2005-MKB2 A4 5.204% 9/12/42                   375,000       383,290
   Nomura Asset Securities Series 1998-D6 A1B
      6.59% 3/15/30                                        420,000       445,854
  #Tower Series 2004-2A A 144A
      4.232% 12/15/14                                      270,000       265,853
                                                                     -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (cost $4,845,751)                                                   4,808,334
                                                                     -----------
CORPORATE BONDS - 12.17%
   Banking - 0.87%
 o#Banco Santander 144A 3.31% 12/9/09                      220,000       220,129
   Citigroup 5.875% 2/22/33                                270,000       284,111
   HSBC Bank USA 3.875% 9/15/09                            375,000       366,376
  #Mizuho Finance Group 144A 5.79% 4/15/14                 140,000       145,085
   Popular North America 4.25% 4/1/08                      325,000       325,095
  *Popular North America Capital Trust I
      6.564% 9/15/34                                       280,000       306,021
 o#Rabobank Capital Funding II 144A
      5.26% 12/29/49                                       195,000       196,786
  oRBS Capital Trust I 4.709% 12/29/49                     160,000       154,532
   Regions Financial 6.375% 5/15/12                        220,000       240,735
                                                                     -----------
                                                                       2,238,870
                                                                     -----------
Basic Industries - 0.51%
   Barrick Gold Finance 7.50% 5/1/07                        95,000       100,827
  *BCP Crystal US Holdings 9.625% 6/15/14                   25,000        27,688
  #Boise Cascade 144A 7.125% 10/15/14                       55,000        52,525
   Bowater 9.50% 10/15/12                                   50,000        52,000
   Fort James 7.75% 11/15/23                                33,000        35,145
 *#Huntsman International 144A 7.375% 1/1/15                30,000        30,075
   JSG Funding 9.625% 10/1/12                               60,000        59,700
   Lubrizol 4.625% 10/1/09                                 165,000       163,696
  *Lyondell Chemical 9.875% 5/1/07                          10,000        10,300
  *Nalco 8.875% 11/15/13                                    40,000        41,200
  #NewPage 144A 10.00% 5/1/12                               20,000        19,600
   Norske Skog 8.625% 6/15/11                               50,000        51,250
 *#Novelis 144A 7.25% 2/15/15                               25,000        24,313
  #Port Townsend Paper 144A 12.00% 4/15/11                  65,000        62,075
   Potlatch 12.50% 12/1/09                                  25,000        31,223
  *Rhodia
      8.875% 6/1/11                                         25,000        23,500
      10.25% 6/1/10                                         20,000        21,300
   Smurfit Capital Funding 7.50% 11/20/25                   30,000        28,500
 ++Solutia 6.72% 10/15/37                                   55,000        45,375
   Stone Container 9.75% 2/1/11                             45,000        47,363
   Tembec Industries
      8.50% 2/1/11                                          20,000        15,400
      8.625% 6/30/09                                        40,000        32,400

STATEMENT                                                DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                         Principal       Market
                                                           Amount        Value
CORPORATE BONDS (continued)
Basic Industries (continued)
   Temple-Inland 5.003% 5/17/07                        $  260,000     $  262,527
   Witco
      6.875% 2/1/26                                        25,000         24,125
      7.75% 4/1/23                                         50,000         51,750
                                                                      ----------
                                                                       1,313,857
                                                                      ----------
Brokerage - 0.62%
   Amvescap 4.50% 12/15/09                                320,000        318,301
   Credit Suisse First Boston USA
      6.125% 11/15/11                                     290,000        313,841
   E TRADE Financial 8.00% 6/15/11                         50,000         51,500
   Franklin Resources 3.70% 4/15/08                       305,000        302,086
   Goldman Sachs 6.345% 2/15/34                           335,000        351,895
   LaBranche 11.00% 5/15/12                                50,000         52,750
   Morgan Stanley
      4.75% 4/1/14                                        125,000        121,035
      5.30% 3/1/13                                         75,000         76,765
                                                                      ----------
                                                                       1,588,173
                                                                      ----------
Capital Goods - 0.57%
  *Allied Waste North America 9.25% 9/1/12                 60,000         63,600
  *Anchor Glass 11.00% 2/15/13                             35,000         28,525
  *Armor Holdings 8.25% 8/15/13                            40,000         42,600
 o#Bombardier Capital 144A 5.314% 5/30/05                 465,000        464,833
   General Electric 5.00% 2/1/13                          330,000        336,385
   Geo Subordinate 11.00% 5/15/12                          70,000         68,950
 *#Graham Packaging 144A 9.875% 10/15/14                   60,000         57,600
  #IMCO Recycling 144A 9.00% 11/15/14                      35,000         35,875
   Interface 10.375% 2/1/10                                25,000         26,875
  #Lone Star Industries 144A 8.85% 6/15/05                 25,000         25,177
  oRadnor Holdings 9.891% 4/15/09                          25,000         24,875
   Sanmina 10.375% 1/15/10                                 25,000         27,500
   Trimas 9.875% 6/15/12                                   30,000         29,700
   York International 6.625% 8/15/06                      225,000        231,957
                                                                      ----------
                                                                       1,464,452
                                                                      ----------
Communications - 1.77%
*++uAdelphia Communications 8.125% 7/15/06                 25,000         21,500
   Alaska Communications Systems Holdings
      9.875% 8/15/11                                       30,000         31,950
 ++Allegiance Telecom 11.75% 2/15/08                       25,000          6,375
   Alltel 4.656% 5/17/07                                  250,000        252,246
   American Media Operation 10.25% 5/1/09                  25,000         25,750
   BellSouth 4.75% 11/15/12                               170,000        169,380
   Centennial Cellular Operating
      10.125% 6/15/13                                      25,000         27,438
  *Cenveo 7.875% 12/1/13                                   20,000         18,850
  *Charter Communications Holdings
      10.75% 10/1/09                                      155,000        117,800
  *Cincinnati Bell 8.375% 1/15/14                          40,000         38,300
  #COX Communications 144A 4.625% 1/15/10                 155,000        152,863
  *CSC Holdings 10.50% 5/15/16                             65,000         71,338
 *?Inmarsat Finance 10.375% 11/15/12                       85,000         63,325
   Insight Midwest 10.50% 11/1/10                          70,000         74,900
   InterActiveCorp 6.75% 11/15/05                         415,000        420,457
   iPCS 11.50% 5/1/12                                      25,000         27,750
*o#IWO Escrow 144A 6.891% 1/15/12                          25,000         25,125
   MCI 7.688% 5/1/09                                       40,000         41,400
   Mediacom Broadband 11.00% 7/15/13                       10,000         10,550

                                                         Principal       Market
                                                           Amount        Value
CORPORATE BONDS (continued)
Communications (continued)
   Mediacom Capital 9.50% 1/15/13                      $   30,000     $   28,875
   MetroPCS 10.75% 10/1/11                                 25,000         29,250
 *#New Skies Satellite 144A 9.125% 11/1/12                 25,000         25,125
   Nextmedia Operating 10.75% 7/1/11                       25,000         27,031
   PanAmSat 9.00% 8/15/14                                  15,000         15,675
  #Qwest 144A 14.00% 12/15/10                              25,000         28,250
   Rogers Cablesystems 11.00% 12/1/15                      25,000         27,156
  *Rural Cellular 9.625% 5/15/08                           20,000         19,200
   SBC Communications
      4.125% 9/15/09                                       75,000         73,832
     *6.15% 9/15/34                                       275,000        286,326
   Sheridan Acquisition 10.25% 8/15/11                     25,000         26,563
   Sprint Capital
      4.78% 8/17/06                                       225,000        226,615
     *6.375% 5/1/09                                        25,000         26,629
      8.375% 3/15/12                                      245,000        290,518
      8.75% 3/15/32                                       480,000        647,433
  #Telcordia Technologies 144A
      10.00% 3/15/13                                       45,000         43,650
  #Telecom Italia Capital 144A
      4.00% 1/15/10                                       200,000        193,405
  *Telefonos de Mexico 4.50% 11/19/08                     310,000        306,090
   Thomson 5.75% 2/1/08                                   130,000        134,561
   Time Warner Entertainment
      8.375% 3/15/23                                       55,000         69,375
  oUS LEC 11.89% 10/1/09                                   25,000         25,875
   US Unwired 10.00% 6/15/12                               25,000         27,563
  #Valor Telecom 144A 7.75% 2/15/15                        35,000         33,688
   Verizon Wireless 5.375% 12/15/06                       345,000        352,094
                                                                      ----------
                                                                       4,562,076
                                                                      ----------
Consumer Cyclical - 1.45%
  #Accuride 144A 8.50% 2/1/15                              40,000         37,800
  *Advanced Accessory Systems
      10.75% 6/15/11                                       25,000         17,875
   Ameristar Casinos 10.75% 2/15/09                        60,000         65,550
   Boyd Gaming 9.25% 8/1/09                                20,000         21,200
  #Buhrmann US 144A 7.875% 3/1/15                          25,000         24,500
   Caesars Entertainment 9.375% 2/15/07                    15,000         16,069
  #Carrols 144A 9.00% 1/15/13                              35,000         36,050
  oCentex 3.46% 8/1/07                                    240,000        240,461
   Corrections Corporation of America
      7.50% 5/1/11                                         40,000         41,450
   CVS 4.00% 9/15/09                                      295,000        290,636
  oDaimlerChrysler 3.45% 9/10/07                          320,000        316,997
  *#Denny's 144A 10.00% 10/1/12                            50,000         51,500
   Ford Motor 7.45% 7/16/31                                45,000         37,072
   Ford Motor Credit
      5.625% 10/1/08                                      170,000        160,465
     *5.70% 1/15/10                                       150,000        135,707
      7.00% 10/1/13                                       125,000        112,669
   Gaylord Entertainment 8.00% 11/15/13                    25,000         25,250
  oGeneral Motors Acceptance Corporation
      4.10% 7/16/07                                       220,000        206,152
   Johnson Controls 5.00% 11/15/06                        100,000        101,146
  #Jones Apparel 144A 4.25% 11/15/09                      185,000        178,020
  #Landry's Restaurant 144A 7.50% 12/15/14                 55,000         51,425
  oLiberty Media 4.51% 9/17/06                            230,000        232,785

STATEMENT                                                DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                         Principal       Market
                                                           Amount        Value
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
   Limited 6.95% 3/1/33                                 $  180,000    $  185,735
   Lodgenet Entertainment 9.50% 6/15/13                     60,000        64,800
   Lowe's 7.50% 12/15/05                                   150,000       153,552
  *Mandalay Resort Group 10.25% 8/1/07                      25,000        27,563
   MGM MIRAGE 9.75% 6/1/07                                  25,000        27,063
   O'Charleys 9.00% 11/1/13                                 60,000        64,500
   Penn National 8.875% 3/15/10                             75,000        79,969
   Perkins Family Restaurants
      10.125% 12/15/07                                      25,000        25,375
  #Rite Aid 144A 7.50% 1/15/15                              20,000        18,450
   Royal Caribbean Cruises 7.25% 3/15/18                    25,000        26,375
   Six Flags 9.625% 6/1/14                                  25,000        21,250
   Time Warner 8.18% 8/15/07                               425,000       459,404
   PTown Sports International 11.00% 2/1/14                 20,000        11,700
   True Temper Sports 8.375% 9/15/11                        25,000        22,000
 *#Uno Restaurant 144A 10.00% 2/15/11                       25,000        24,875
   Warnaco 8.875% 6/15/13                                   30,000        32,550
   Warner Music Group 7.375% 4/15/14                        40,000        40,200
   Wheeling Island Gaming 10.125% 12/15/09                  55,000        58,850
  #Wynn Las Vegas 144A 6.625% 12/1/14                       10,000         9,400
                                                                      ----------
                                                                       3,754,390
                                                                      ----------
Consumer Non-Cyclical - 1.25%
  #Amgen 144A 4.00% 11/18/09                               135,000       132,934
   Caremark Rx 7.375% 10/1/06                              335,000       347,981
  #Commonwealth Brands 144A 10.625% 9/1/08                  35,000        36,750
   Cott Beverages 8.00% 12/15/11                            50,000        52,750
  #Knowledge Learning 144A 7.75% 2/1/15                     55,000        52,525
   Kraft Foods
     *4.125% 11/12/09                                      355,000       348,963
      5.625% 11/1/11                                       115,000       120,790
  #Le-Natures 144A 10.00% 6/15/13                           55,000        59,400
   Medco Health Solutions 7.25% 8/15/13                    420,000       467,575
   Nabisco 6.85% 6/15/05                                   270,000       270,987
   National Beef Packing 10.50% 8/1/11                      50,000        48,125
   Pilgrims Pride 9.625% 9/15/11                            20,000        21,950
  *Pinnacle Foods 8.25% 12/1/13                             15,000        12,525
   Safeway 6.15% 3/1/06                                    180,000       182,660
   Universal 6.50% 2/15/06                                 235,000       239,503
   Universal Hospital Services 10.125% 11/1/11              35,000        35,613
  *US Oncology 10.75% 8/15/14                               25,000        27,000
   UST 6.625% 7/15/12                                      335,000       375,371
   Vangaurd Health 9.00% 10/1/14                            35,000        36,663
 *#Warner Chilcott 8.75% 2/1/15                             55,000        54,175
  #WellPoint 144A
      3.75% 12/14/07                                       175,000       172,980
      4.25% 12/15/09                                       140,000       138,235
                                                                      ----------
                                                                       3,235,455
                                                                      ----------
Electric - 1.48%
  #Allegheny Energy Supply Statutory Trust 2001
      Series B 144A 13.00% 11/15/07                         25,000        28,125
   Avista
      7.75% 1/1/07                                         120,000       126,793
      9.75% 6/1/08                                          25,000        28,701
   Calpine
      8.25% 8/15/05                                         15,000        13,425
     *10.50% 5/15/06                                        10,000         7,150
*o#Calpine 144A 8.891% 7/15/07                              14,775        10,860
  *CMS Energy 9.875% 10/15/07                               25,000        27,094

                                                         Principal       Market
                                                           Amount        Value
CORPORATE BONDS (continued)
Electric (continued)
   Detroit Edison 5.05% 10/1/05                         $  325,000    $  326,843
   Dominion Resources 7.195% 9/15/14                       225,000       259,948
  *Duke Capital 5.668% 8/15/14                             200,000       206,065
  *#Dynegy Holdings 144A 10.125% 7/15/13                    55,000        56,925
   FPL Group Capital 4.086% 2/16/07                        435,000       434,498
   Midwest Generation
      8.30% 7/2/09                                          35,000        36,925
     *8.75% 5/1/34                                          25,000        27,375
  #NRG Energy 144A 8.00% 12/15/13                           25,000        25,375
 o#Pinnacle West 144A 3.63% 4/1/07                         240,000       240,019
  #Power Contract Financing 144A
      5.20% 2/1/06                                         145,273       146,642
   PSE&G Energy Holdings 7.75% 4/16/07                      25,000        25,750
  oSCANA 3.109% 3/1/08                                     230,000       230,305
   Southern California Edison
     o3.075% 12/13/07                                      260,000       259,911
      6.00% 1/15/34                                        205,000       222,064
  *Southern Capital Funding 5.30%                          175,000       180,192
 *#Texas Genco 144A 6.875% 12/15/14                         30,000        29,550
  #TXU 144A
      4.80% 11/15/09                                       325,000       318,896
      5.55% 11/15/14                                       195,000       188,312
   TXU Electric Delivery 7.00% 5/1/32                      145,000       172,536
   TXU Energy 7.00% 3/15/13                                180,000       200,091
                                                                      ----------
                                                                       3,830,370
                                                                      ----------
Energy - 0.46%
   Bluewater Finance 10.25% 2/15/12                         25,000        26,625
  #Canadian Oil Sands 144A 4.80% 8/10/09                   145,000       145,261
  #Chesapeake Energy 144A 6.625% 1/15/16                    15,000        14,850
 @#Geophysique 144A 7.50% 5/15/15                           10,000        10,075
  #Hilcorp Energy 144A 10.50% 9/1/10                        50,000        55,500
   Nexen 5.875% 3/10/35                                    120,000       116,075
   Petroleum Geo-Services 10.00% 11/5/10                    25,000        28,000
  oSecunda International 11.15% 9/1/12                      25,000        24,625
   Stone Energy 6.75% 12/15/14                               5,000         4,775
   USX 9.125% 1/15/13                                      310,000       393,999
   Weatherford International 4.95% 10/15/13                340,000       343,146
   Whiting Petro 7.25% 5/1/13                               20,000        19,900
                                                                      ----------
                                                                       1,182,831
                                                                      ----------
Finance - 0.33%
  #America Real Estate 144A 7.125% 2/15/13                  65,000        63,213
  #Berkshire Hathaway Finance 144A
     o3.18% 1/11/08                                        290,000       290,319
      4.125% 1/15/10                                       225,000       221,991
 o#Premium Asset Trust Series 2005-2 144A
      2.95% 2/2/07                                         270,000       269,673
                                                                      ----------
                                                                         845,196
                                                                      ----------
Industrial - 0.05%
   Interline Brands 11.50% 5/15/11                          50,000        56,750
  ?Mueller Holdings 14.75% 4/15/14                          60,000        40,200
  #Park-Ohio Industries 144A 8.375% 11/15/14                25,000        22,625
                                                                      ----------
                                                                         119,575
                                                                      ----------

STATEMENT                                                DELAWARE BALANCED FUND
OF NET ASSETS (CONTINUED)

                                                         Principal       Market
                                                           Amount        Value
CORPORATE BONDS (continued)
Insurance - 1.17%
  #Farmers Insurance Exchange 144A
      6.00% 8/1/14                                    $    20,000    $    20,579
      8.625% 5/1/24                                       425,000        525,710
 *#Liberty Mutual 144A 7.00% 3/15/34                      265,000        274,545
   Marsh & McLennan
     o3.28% 7/13/07                                        50,000         49,703
     *5.375% 3/15/07                                      400,000        407,170
 *#Nationwide Mutual Insurance 144A
      7.875% 4/1/33                                       265,000        327,881
 o#North Front Pass Through Trust 144A
      5.81% 12/15/24                                      500,000        513,692
 o#Oil Insurance 144A 5.15% 8/15/33                       485,000        490,280
 o#Twin Reefs Pass-Through Trust 144A
      3.91% 12/31/49                                      400,000        402,310
                                                                     -----------
                                                                       3,011,870
                                                                     -----------
Natural Gas - 0.73%
   Adesa 7.625% 6/15/12                                    25,000         24,500
 *oAtmos Energy 3.516% 10/15/07                           220,000        220,433
   El Paso Natural Gas 7.625% 8/1/10                       25,000         26,246
  *El Paso Production Holding 7.75% 6/1/13                 40,000         40,500
   Enterprise Products
      4.00% 10/15/07                                      285,000        279,959
      4.625% 10/15/09                                     240,000        236,491
  #Inergy Finance 144A 6.875% 12/15/14                     25,000         23,875
   Sempra Energy
     o3.317% 5/21/08                                      260,000        260,904
      4.621% 5/17/07                                      350,000        351,679
   Valero Logistics Operations 6.05% 3/15/13              395,000        420,041
                                                                     -----------
                                                                       1,884,628
                                                                     -----------
Real Estate - 0.15%
   BF Saul REIT 7.50% 3/1/14                               50,000         52,000
   Developers Diversified Realty
      4.625% 8/1/10                                       295,000        289,582
   Tanger Properties 9.125% 2/15/08                        50,000         55,250
                                                                     -----------
                                                                         396,832
                                                                     -----------
Technology - 0.19%
 *#MagnaChip Semiconductor 144A
      8.00% 12/15/14                                       25,000         21,750
   Motorola 4.608% 11/16/07                               430,000        433,283
   NDCHealth 10.50% 12/1/12                                20,000         21,200
   Stratus Technologies 10.375% 12/1/08                    25,000         24,500
                                                                     -----------
                                                                         500,733
                                                                     -----------
Transportation - 0.57%
  *American Airlines 6.817% 5/23/11                       180,000        167,934
  *Continental Airlines 6.503% 6/15/11                    435,000        416,098
     oCSX 3.05% 8/3/06                                    130,000        130,313
  #Erac USA Finance 144A 7.35% 6/15/08                    450,000        488,488
  #Horizon Lines 144A 9.00% 11/1/12                        45,000         47,588
   Kansas City Southern Railway
      9.50% 10/1/08                                        60,000         64,950
   OMI 7.625% 12/1/13                                      40,000         40,800
   Seabulk International 9.50% 8/15/13                     25,000         28,344
   Stena 9.625% 12/1/12                                    55,000         59,813
   Ultrapetrol 9.00% 11/24/14                              25,000         23,125
                                                                     -----------
                                                                       1,467,453
                                                                     -----------
TOTAL CORPORATE BONDS (cost $31,079,319)                              31,396,761
                                                                     -----------

                                                         Principal       Market
                                                           Amount        Value

CONVERTIBLE BONDS - 0.00%
*++Mirant 2.50% 6/15/21                                 $   10,000    $    7,550
                                                                      ----------
TOTAL CONVERTIBLE BONDS (cost $7,625)                                      7,550
                                                                      ----------
MUNICIPAL BONDS - 1.85%
  oArizona Educational Loan Marketing
      Corporation 3.01% 12/1/13                            504,000       504,473
   Augusta, Georgia Water & Sewer Revenue
      5.25% 10/1/39 (FSA)                                  310,000       332,484
   California State
      5.00% 2/1/33                                         120,000       123,799
      5.25% 7/1/13                                         245,000       274,770
   California State University Systemwide
      Revenue 5.00% 11/1/30 (AMBAC)                        115,000       121,633
   Colorado Department of Transportation
      Revenue 5.00% 12/15/13 (FGIC)                        725,000       804,670
  oForsyth, Montana Pollution Control Revenue
      (Portland General Project) Series A
      5.20% 5/1/33                                         180,000       188,887
   Golden State Tobacco Securitization
      Corporation Settlement Revenue Series B
      5.50% 6/1/43                                         210,000       223,732
   Illinois State Taxable Pension 5.10% 6/1/33             170,000       168,987
   New Jersey Economic Development
      Cigarette Tax 5.75% 6/15/29                          220,000       236,042
   New York State Urban Development
      5.25% 3/15/34 (FGIC)                                 210,000       225,626
   Oregon State 5.892% 6/1/27                              200,000       221,346
   Puerto Rico Public Buildings Authority
      Revenue (Government Facilities)
      Series I 5.25% 7/1/33                                500,000       532,150
      Sales Tax Asset Receivables
      5.25% 10/15/27 (AMBAC)                               290,000       317,478
   West Virginia Economic Development
      Authority
      5.37% 7/1/20 (MBIA)                                  100,000       104,057
      6.07% 7/1/26                                         360,000       386,057
                                                                      ----------
TOTAL MUNICIPAL BONDS (cost $4,582,403)                                4,766,191
                                                                      ----------
NON-AGENCY ASSET-BACKED SECURITIES - 2.39%
   AmeriCredit Automobile Receivables Trust
      Series 2001-C A4 5.01% 7/14/08                       302,656       304,734
   Capital One Multi-Asset Execution Trust
      Series 2003-C2 C2 4.32% 4/15/09                      165,000       165,579
  #Cendant Timeshare Receivables Funding
      Series 2004-1A A1 144A 3.67% 5/20/16                 287,915       282,912
  #Chase Funding Net Interest Margin
      Series 2003-6A Note 144A 5.00% 1/27/35                   176           176
   Citibank Credit Card Issuance Trust
      Series 2003-A7 A7 4.15% 7/7/17                       260,000       250,149
      Series 2004-A4 3.20% 8/24/09                         240,000       235,567
   Countrywide Asset-Backed Certificates
      Series 2004-9 AF2 3.34% 9/25/23                      275,000       272,091
     #Series 2004-BC1N 144A 5.50% 4/25/35                   66,920        67,108
     Series 2004-S1 A2 3.872% 3/25/20                      280,000       277,452
  #GSAA Trust Series 2004-4N 144A
      6.25% 5/25/34                                        122,312       122,235
   Honda Automobile Receivables Owners Trust
      Series 2004-2 A4 3.81% 10/15/09                      275,000       272,913

STATEMENT                                                 DELAWARE BALANCED FUND
OF NET ASSETS (CONTINUED)

                                                         Principal       Market
                                                           Amount        Value
NON-AGENCY ASSET-BACKED SECURITIES (continued)
  oMBNA Master Credit Card Trust
      Series 1996-B A 3.214% 8/15/08                     $  560,000   $  561,204
  oMerrill Lynch Mortgage Investors
      Series 2004-WMC5 A2B2 3.37% 7/25/35                   340,000      341,130
      Series 2005-NC1 A2B 3.24% 10/25/35                    105,000      105,109
      Series 2005-WMC1 A2B 3.24% 9/25/35                    310,000      310,458
   Mid-State Trust
      Series 2004-1 A 6.005% 8/15/37                         74,523       75,393
      Series 2011 A1 4.864% 7/15/38                         136,513      132,422
  oNovastar Home Equity Loan
      Series 2004-4 A2B 3.36% 3/25/35                       430,000      431,537
   Renaissance Home Equity Loan Trust
      Series 2004-4 AF2 3.856% 2/25/35                      310,000      307,763
   Residential Asset Mortgage Products
      Series 2004 RS12 AII2 3.25% 12/25/34                  145,000      145,224
      Series 2004-RZ2 AI3 4.30% 1/25/31                     250,000      250,105
  oSaxon Asset Securities Trust
      Series 2005-1 A2B 3.24% 5/25/35                       370,000      370,330
  #Sharp I Net Interest Margin Trust 144A
      Series 2004-2N Note 7.00% 1/25/34                      93,870       93,870
      Series 2003-HE1N 6.90% 11/25/33                        37,621       37,642
  #Sierra Receivables Funding Company
      Series 2003-2A A1144A 3.03% 12/15/15                  219,876      216,564
   Structured Asset Securities
      Series 2001-SB1 A2 3.375% 8/25/31                     253,502      238,230
   WFS Financial Owner Trust
      Series 2002-2 A4 4.50% 2/20/10                        295,000      296,663
                                                                      ----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
   (cost $6,179,110)                                                   6,164,560
                                                                      ----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.66%
   Bank of America Alternative Loan Trust
      Series 2003-10 2A1 6.00% 12/25/33                     543,021      554,900
      Series 2004-2 1A1 6.00% 3/25/34                       380,197      388,514
      Series 2005-3 2A1 5.50% 4/25/20                       265,092      270,228
   Bank of America Funding Series 2004-3 2A2
      5.00% 9/25/19                                         348,929      349,147
  oBank of America Mortgage Securities
      Series 2003-D 1A2 3.428% 5/25/33                       20,525       20,520
      Series 2003-I 2A4 3.828% 10/25/33                     630,000      626,227
      Series 2004-A 1A1 3.481% 2/25/34                      197,504      196,588
      Series 2004-E 1A1 3.53% 6/25/34                       336,580      334,263
      Series 2004-G 2A6 4.657% 8/25/34                      375,000      378,824
   Countrywide Alternative Loan Trust
      Series 2004-J7 1A2 4.673% 8/25/34                     255,000      255,733
   Countrywide Home Loan Mortgage
      Pass Through Trust
     oSeries 2001-HYB2 3A1 5.412% 9/19/31                   101,427      101,589
      Series 2003-56 3A7B 4.71% 12/25/33                    415,000      413,847
   Credit Suisse First Boston Mortgage Securities
      Series 2003-29 5A1 7.00% 12/25/33                     310,798      321,579
      Series 2004-1 3A1 7.00% 2/25/34                       147,147      143,712
   Deutsche Mortgage Securities
      Series 2004-4 1A2 4.01% 4/25/34                       245,000      244,875
   First Horizon Alternative Mortgage Securities
      Series 2004-FA1 1A1 6.25% 10/25/34                    478,737      493,424
   First Horizon Asset Securities
      Series 2003-5 1A17 8.00% 7/25/33                      133,610      140,910
     oSeries 2004-AR5 4A1 5.67% 10/25/34                    272,214      278,175

                                                         Principal       Market
                                                           Amount        Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  #GSMPS Mortgage Loan Trust 144A
      Series 1998-3 A 144A 7.75% 9/19/27               $   125,128   $   133,725
      Series 1999-3 A  8.00% 8/19/29                       213,170       229,468
      Series 2005-RP1 1A3  8.00% 1/25/35                   231,436       250,127
      Series 2005-RP1 1A4  8.50% 1/25/35                   124,834       137,416
  oMASTR Adjustable Rate Mortgages Trust
      Series 2003-6 1A2 2.974% 12/25/33                    380,000       375,666
   MASTR Alternative Loan Trust
      Series 2005-3 7A1 6.00% 4/25/35                      374,593       382,812
      Series 2003-6 3A1 8.00% 9/25/33                       92,645        96,588
  #MASTR Reperforming Loan Trust 144A
      Series 2005-1 1A5 8.00% 8/25/34                      339,223       365,725
  *Nomura Asset Acceptance
      Series 2004-AP2 A2 4.099% 7/25/34                    305,000       304,619
   Prime Mortgage Trust Series 2004-CL1 1A1
      6.00% 2/25/34                                        202,974       205,765
   Residential Asset Mortgage Products
      Series 2004-SL1 A3 7.00% 11/25/31                    235,414       241,218
      Series 2004-SL4 A3 6.50% 7/25/32                     261,132       270,121
   Structured Adjustable Rate Mortgage
      Loan Trust Series 2004-18 5A
      5.50% 12/25/34                                       231,406       234,443
   Structured Asset Securities
     oSeries 2002-22H 1A 6.997% 11/25/32                   125,324       128,752
      Series 2004-12H 1A 6.00% 5/25/34                     405,455       412,044
   Washington Mutual
     oSeries 2003-AR4 A7 3.95% 5/25/33                     182,610       180,760
     oSeries 2003-AR9 1A7 4.06% 9/25/33                    253,137       251,232
      Series 2004-CB3 4A 6.00% 10/25/19                    475,629       492,902
     oSeries 2005-AR3 A1 4.66% 3/25/35                     394,001       392,973
  oWells Fargo Mortgage Backed Securities Trust
      Series 2003-K 2A5 4.521% 11/25/33                    325,000       312,125
      Series 2004-DD 2A3 4.543% 1/25/35                    330,000       329,781
      Series 2004-I 1A1 3.390% 7/25/34                     465,604       465,750
      Series 2004-T A1 3.455% 9/25/34                      324,498       323,901
                                                                     -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (cost $12,079,124)                                     12,030,968
                                                                     -----------
SOVEREIGN DEBT - 0.05%
Mexico - 0.05%
   United Mexican States 6.75% 9/27/34                     135,000       134,798
                                                                     -----------
TOTAL SOVEREIGN DEBT (cost $139,725)                                     134,798
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 4.37%
  *U.S. Treasury Bond 5.375% 2/15/31                     2,085,000     2,355,562
   U.S. Treasury Inflation Index Notes
      0.875% 4/15/10                                       455,594       449,543
     *1.625% 1/15/15                                     1,818,109     1,823,719
     *82.00% 1/15/14                                       705,854       733,068
    **2.00% 7/15/14                                        854,717       887,270
      2.375% 1/15/25                                       732,614       800,411
      3.00% 7/15/12                                        234,683       261,112
     *3.375% 1/15/07                                       242,118       254,177
  *U.S. Treasury Notes
      2.00% 8/31/05                                        300,000       299,121
      4.00% 2/15/15                                      1,700,000     1,672,973
      4.00% 4/15/10                                      1,730,000     1,738,515
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $10,995,765)                                                 11,275,471
                                                                     -----------

STATEMENT                                                 DELAWARE BALANCED FUND
OF NET ASSETS (CONTINUED)

                                                       Principal        Market
                                                         Amount         Value
REPURCHASE AGREEMENT - 3.86%
   With BNP Paribas 2.84% 5/2/05
      (dated 4/29/05, to be repurchased
      at $5,408,280, collateralized by
      $796,000 U.S. Treasury Bills due
      8/11/05, market value $789,332,
      $788,000 U.S. Treasury Bills due
      8/18/05, market value $781,122 and
      $3,983,000 U.S. Treasury Bills due
      8/25/05, market value $3,946,171                 $5,407,000     $5,407,000
   With UBS Warburg 2.82% 5/2/05
      (dated 4/29/05, to be repurchased
      at $4,537,066, collateralized by
      $898,000 U.S. Treasury Notes 1.50%
      due 3/31/06, market value $884,578,
      $796,000 U.S. Treasury Notes 2.25% due
      4/30/06, market value $795,983,
      $2,419,000 U.S. Treasury Notes 2.75%
      due 6/30/06, market value $2,425,382
      and $529,000 U.S. Treasury Notes
      2.375% due 8/15/06, market
      value $524,629)                                   4,536,000      4,536,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $9,943,000)                                                   9,943,000
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 104.34%
   (cost $268,136,172)                                               269,157,791
                                                                    ------------

SECURITIES LENDING COLLATERAL** - 5.06%
Short-Term Investments
   Abbey National 3.13% 1/13/06                           292,685        292,838
   Bank of New York 2.88% 4/4/06                          316,452        316,452
   Bank of the West 2.85% 3/2/06                          395,547        395,565
   Barclays London 3.10% 7/21/05                          395,579        395,570
   Barclays New York 2.87% 6/1/05                          39,551         39,550
   Bayerische Landesbank 3.01% 5/30/06                    395,458        395,565
   Bear Stearns 3.14% 1/17/06                              79,096         79,153
   Beta Finance 2.83% 4/18/06                             395,564        395,525
   Citigroup Global Markets
      3.04% 5/2/05                                      1,959,176      1,959,176
      3.07% 5/6/05                                        427,207        427,210
   Credit Swiss First Boston New York
      2.95% 4/18/06                                       427,210        427,210
      3.10% 12/29/05                                       83,047         83,073
   Deutsche Bank 2.80% 5/02/05                            395,565        395,565
   Goldman Sachs 3.14% 5/1//06                            434,859        435,121
   Lehman Holdings 3.08% 12/23/05                         395,566        395,921
   Lloyds Bank London 2.96% 5/23/05                       395,574        395,565
   Marshall & Ilsley Bank 3.05% 12/29/05                  395,625        395,582
   Merrill Lynch Mortgage Capital
      3.10% 7/12/05                                       395,565        395,565
   Morgan Stanley
      3.07% 5/30/06                                        79,027         79,113
      3.18% 5/1/06                                         39,533         39,556

                                                       Principal        Market
                                                         Amount         Value
SECURITIES LENDING COLLATERAL (continued)
   National City Bank Cleveland
      2.81% 1/23/06                                     $ 451,001     $ 450,969
   Nordea Bank New York 2.82% 5/13/05                     395,544       395,538
   Pfizer 2.85% 5/30/06                                   379,825       379,742
   Proctor & Gamble 2.93% 5/30/06                         395,608       395,565
   Rabobank Singapore 2.80% 5/2/05                        395,565       395,565
   Royal Bank of Canada 2.98% 6/27/05                     395,584       395,544
   Royal Bank of Scotland 2.97% 5/30/06                   395,565       395,564
   Sigma Finance 2.84% 9/30/05                            371,819       371,784
   Societe Generale New York 2.92% 6/14/05                357,298       357,280
   Sun Trust Bank 2.96% 8/5/05                            197,779       197,761
   Union Bank of Switzerland 2.80% 5/3/05                 395,565       395,565
   Wal Mart Stores 3.03% 6/21/05                          474,202       472,217
   Wells Fargo 2.92% 5/30/06                              395,522       395,565
   Wilmington Trust Company 2.96% 6/3/05                  316,571       316,562
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (cost $13,054,096)                                                13,054,096
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES*** - 109.40%
   (cost $281,190,268)                                             $282,211,887
                                                                   ------------
OBLIGATION TO RETURN SECURITY LENDING
   COLLATERAL** - (5.06%)                                           (13,054,096)
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETSZ - (4.34%)                                          (11,206,007)
                                                                   ------------
NET ASSETS APPLICABLE TO 16,065,634 SHARES
   OUTSTANDING - 100.00%                                           $257,951,784
                                                                   ------------

Net Asset Value - Delaware Balanced Fund
   Class A ($224,266,705 / 13,968,334 Shares)                            $16.06
                                                                         ------
Net Asset Value - Delaware Balanced Fund
   Class B ($23,442,283 / 1,459,349 Shares)                              $16.06
                                                                         ------
Net Asset Value - Delaware Balanced Fund
   Class C ($6,440,381 / 401,351 Shares)                                 $16.05
                                                                         ------
Net Asset Value - Delaware Balanced Fund
   Class R ($4,204 / 262.3 Shares)                                       $16.03
                                                                         ------
Net Asset Value - Delaware Balanced Fund
   Institutional Class ($3,798,211 / 236,338 Shares)                     $16.07
                                                                         ------

STATEMENT                                                 DELAWARE BALANCED FUND
OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
Shares of beneficial interest
   (unlimited authorization -- no par)                             $299,356,500
Undistributed net investment income                                     972,281
Accumulated net realized loss on investments                        (43,449,117)
Net unrealized appreciation of investments
   and foreign currencies                                             1,072,120
                                                                   ------------
Total net assets                                                   $257,951,784
                                                                   ============

  +Non-income producing security for the period ended April 30, 2005. ++Non-income producing security. Security currently in default.
  ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
  #Securities exempt from registration under Rule 144A of the Securities Act of
   1933. See Note 10 in "Notes to Financial Statements."
  @Illiquid security. See Note 10 in "Notes to Financial Statements." At April
   30, 2005, one security was deemed illiquid which represented 0.00% of the Fund's net assets.
   uSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets.
   The date listed is the estimate of when the proceedings will be finalized. zOf this amount, $18,456,501 represents account payables for securities purchased as of April 30, 2005.
  ?Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. 8Fully or partially pledged as collateral for financial futures contracts.
  *Fully or partially on loan.
 **See Note 9 in "Notes to Financial Statements."
***Includes $16,526,957 of securities loaned.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PRN - Principal Only Strip
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced yr - Year

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE BALANCED FUND
Net asset value Class A (A)                                              $16.06
Sales charge (5.75% of offering price) (B)                                 0.98
                                                                         ------
Offering price                                                           $17.04
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

The following financial futures contracts and swap agreements were outstanding at April 30, 2005:

FUTURES CONTRACTS(1)

                        Notional                                   Unrealized
Contracts to              Cost         Notional   Expiration      Appreciation
Buy (Sell)             (Proceeds)       Value         Date       (Depreciation)
----------             ----------      --------   ----------      -------------
36 U.S. Treasury
  10 year Notes        $4,000,673     $4,011,188      6/05          $10,515
26 U.S. Treasury
  5 year Notes          2,808,106      2,819,781      6/05           11,675
(9) U.S. Treasury
  long bond            (1,017,723)    (1,033,594)     6/05          (15,871)
                                                                    -------
                                                                    $ 6,319
                                                                    =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS(2)

Notional          Expiration                                        Unrealized
Amount               Date               Description                Appreciation
--------          ----------            -----------                ------------
$3,295,000         6/30/05       Agreement with State Street          $44,182
                                 to receive the notional amount
                                 multiplied by the return on the
                                 Lehman Brothers Commercial
                                 MBS Index AAA and to pay the
                                 notional amount multiplied by
                                 the 1 month BBA LIBOR adjusted
                                 by a spread of minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1) See Note 7 in "Notes to Financial Statements."

(2) See Note 8 in "Notes to Financial Statements."

See accompanying notes

STATEMENT                            DELAWARE BALANCED FUND
  OF OPERATIONS                      Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
  Interest                                                                                       $2,329,072
  Dividends                                                                                       1,935,027
  Securities lending income                                                                          12,150
  Foreign tax withheld                                                                               (2,413)         $4,273,836
                                                                                                 ----------          ----------

EXPENSES:
  Management fees                                                                                   861,958
  Distribution expenses -- Class A                                                                  291,552
  Distribution expenses -- Class B                                                                  125,450
  Distribution expenses -- Class C                                                                   34,857
  Distribution expenses -- Class R                                                                       11
  Dividend disbursing and transfer agent fees and expenses                                          249,361
  Accounting and administration expenses                                                             42,952
  Registration fees                                                                                  34,875
  Legal and professional fees                                                                        28,819
  Reports and statements to shareholders                                                             23,635
  Insurance fees                                                                                     12,818
  Custodian fees                                                                                      7,835
  Trustees' fees                                                                                      5,400
  Pricing fees                                                                                        4,207
  Other                                                                                                 391           1,724,121
                                                                                                 ----------
  Less waiver of distribution expenses -- Class A                                                                       (43,641)
  Less expenses paid indirectly                                                                                            (697)
                                                                                                                     ----------
  Total expenses                                                                                                      1,679,783
                                                                                                                     ----------
NET INVESTMENT INCOME                                                                                                 2,594,053
                                                                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                                                      20,685,201
    Futures contracts                                                                                                    96,271
    Swap agreements                                                                                                      79,208
    Foreign currencies                                                                                                       43
                                                                                                                     ----------
    Net realized gain                                                                                                20,860,723
    Net change in unrealized appreciation/depreciation of investments and foreign currencies                        (13,577,193)
                                                                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                                7,283,530
                                                                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $9,877,583
                                                                                                                     ==========

See accompanying notes

STATEMENTS                                                DELAWARE BALANCED FUND
  OF CHANGES IN NET ASSETS

                                                                                                         Six Months        Year
                                                                                                           Ended           Ended
                                                                                                          4/30/05        10/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                                 $  2,594,053   $  3,321,621
  Net realized gain on investments and foreign currencies                                                 20,860,723     20,471,613
  Net change in unrealized appreciation/depreciation of investments and foreign currencies               (13,577,193)    (8,798,581)
                                                                                                        ------------   ------------
  Net increase in net assets resulting from operations                                                     9,877,583     14,994,653
                                                                                                        ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                               (2,341,035)    (3,422,460)
    Class B                                                                                                 (142,898)      (171,826)
    Class C                                                                                                  (39,803)       (47,032)
    Class R                                                                                                      (28)           (32)
    Institutional Class                                                                                      (38,653)      (121,198)
                                                                                                        ------------   ------------
                                                                                                          (2,562,417)    (3,762,548)
                                                                                                        ------------   ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                                2,763,539      8,683,777
    Class B                                                                                                  709,775      2,390,590
    Class C                                                                                                  731,448      2,017,689
    Class R                                                                                                      829          3,130
    Institutional Class                                                                                      567,463      2,328,758

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                                1,696,969      2,501,179
    Class B                                                                                                  131,559        158,133
    Class C                                                                                                   36,217         44,537
    Class R                                                                                                       28             32
    Institutional Class                                                                                       38,653        121,199
                                                                                                        ------------   ------------
                                                                                                           6,676,480     18,249,024
                                                                                                        ------------   ------------
  Cost of shares repurchased:
    Class A                                                                                              (18,814,690)   (46,388,646)
    Class B                                                                                               (4,383,866)    (7,769,669)
    Class C                                                                                               (2,056,695)    (2,536,334)
    Class R                                                                                                      (50)            --
    Institutional Class                                                                                     (574,692)    (6,134,090)
                                                                                                        ------------   ------------
                                                                                                         (25,829,993)   (62,828,739)
                                                                                                        ------------   ------------
Decrease in net assets derived from capital share transactions                                           (19,153,513)   (44,579,715)
                                                                                                        ------------   ------------
NET DECREASE IN NET ASSETS                                                                               (11,838,347)   (33,347,610)

NET ASSETS:
  Beginning of period                                                                                    269,790,131    303,137,741
                                                                                                        ------------   ------------
  End of period (including undistributed net investment income of $972,281 and $775,779, respectively)  $257,951,784   $269,790,131
                                                                                                        ============   ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Balanced Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02(4)  10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.630     $15.060      $13.390     $15.100      $18.620     $21.600

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.163       0.190        0.182       0.234        0.349       0.403
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.429       0.592        1.749      (1.609)      (3.451)     (0.617)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.592       0.782        1.931      (1.375)      (3.102)     (0.214)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.162)     (0.212)      (0.261)     (0.335)      (0.418)     (0.213)
Net realized gain on investments                                   --          --           --          --           --      (2.553)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.162)     (0.212)      (0.261)     (0.335)      (0.418)     (2.766)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.060     $15.630      $15.060     $13.390      $15.100     $18.620
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.79%       5.28%       14.53%      (9.38%)     (16.88%)     (0.75%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $224,267    $232,351     $257,950    $253,089     $319,842    $436,534
Ratio of expenses to average net assets                         1.18%       1.27%        1.35%       1.37%        1.30%       1.31%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.22%       1.31%        1.38%       1.37%        1.30%       1.31%
Ratio of net investment income to average net assets            2.05%       1.23%        1.30%       1.54%        2.07%       2.14%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.01%       1.19%        1.27%       1.54%        2.07%       2.14%
Portfolio turnover                                               265%        244%         249%        368%         288%        165%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2004 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Balanced Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02(4)  10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.630     $15.060      $13.410     $15.110      $18.600     $21.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.101       0.067        0.073       0.121        0.223       0.259
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.419       0.594        1.743      (1.611)      (3.435)     (0.621)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.520       0.661        1.816      (1.490)      (3.212)     (0.362)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.090)     (0.091)      (0.166)     (0.210)      (0.278)     (0.075)
Net realized gain on investments                                   --          --           --          --           --      (2.553)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.090)     (0.091)      (0.166)     (0.210)      (0.278)     (2.628)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.060     $15.630      $15.060     $13.410      $15.110     $18.600
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.32%       4.40%       13.66%     (10.06%)     (17.47%)     (1.52%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $23,442     $26,254      $30,353     $32,035      $44,491     $49,353
Ratio of expenses to average net assets                         1.96%       2.07%        2.13%       2.12%        2.05%       2.07%
Ratio of net investment income to average net assets            1.26%       0.43%        0.52%       0.81%        1.32%       1.38%
Portfolio turnover                                               265%        244%         249%        368%         288%        165%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2004 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Balanced Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02(4)  10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.620     $15.040      $13.400     $15.090      $18.580     $21.570

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.101       0.067        0.073       0.121        0.222       0.251
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.419       0.604        1.733      (1.601)      (3.434)     (0.613)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.520       0.671        1.806      (1.480)      (3.212)     (0.362)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.090)     (0.091)      (0.166)     (0.210)      (0.278)     (0.075)
Net realized gain on investments                                   --          --           --          --           --      (2.553)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.090)     (0.091)      (0.166)     (0.210)      (0.278)     (2.628)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.050     $15.620      $15.040     $13.400      $15.090     $18.580
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.32%       4.47%       13.60%     (10.01%)     (17.48%)     (1.52%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,441      $7,518       $7,710      $6,937       $8,418     $10,993
Ratio of expenses to average net assets                         1.96%       2.07%        2.13%       2.12%        2.05%       2.07%
Ratio of net investment income to average net assets            1.26%       0.43%        0.52%       0.81%        1.32%       1.38%
Portfolio turnover                                               265%        244%         249%        368%         288%        165%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2004 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware Balanced Fund Class R
--------------------------------------------------------------------------------------------------
                                                             Six Months                Period
                                                               Ended    Year Ended   6/2/03(1) to
                                                             4/30/05(2)  10/31/04     10/31/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.600     $15.030      $14.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.132       0.131        0.050
Net realized and unrealized gain on investments
  and foreign currencies                                        0.420       0.598        0.564
                                                              -------     -------      -------
Total from investment operations                                0.552       0.729        0.614
                                                              -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.122)     (0.159)      (0.084)
                                                              -------     -------      -------
Total dividends and distributions                              (0.122)     (0.159)      (0.084)
                                                              -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $16.030     $15.600      $15.030
                                                              =======     =======      =======

TOTAL RETURN(4)                                                 3.53%       4.87%        4.25%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                            $4          $3          $--
Ratio of expenses to average net assets                         1.56%       1.66%        1.74%
Ratio of net investment income to average net assets            1.66%       0.83%        0.70%
Portfolio turnover                                               265%        244%         249%

(1) Date of commencement of operations: ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Balanced Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             4/30/05(1)  10/31/04     10/31/03    10/31/02(4)  10/31/01    10/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.640     $15.070      $13.400     $15.120      $18.640     $21.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.180       0.223        0.213       0.272        0.391       0.449
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.417       0.601        1.748      (1.612)      (3.451)     (0.618)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.597       0.824        1.961      (1.340)      (3.060)     (0.169)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.167)     (0.254)      (0.291)     (0.380)      (0.460)     (0.268)
Net realized gain on investments                                   --          --           --          --           --      (2.553)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.167)     (0.254)      (0.291)     (0.380)      (0.460)     (2.821)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.070     $15.640      $15.070     $13.400      $15.120     $18.640
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.82%       5.49%       14.83%      (9.16%)     (16.65%)     (0.55%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,798      $3,664       $7,125     $12,849      $20,820     $25,892
Ratio of expenses to average net assets                         0.96%       1.06%        1.13%       1.12%        1.05%       1.07%
Ratio of net investment income to average net assets            2.26%       1.43%        1.52%       1.81%        2.32%       2.38%
Portfolio turnover                                               265%        244%         249%        368%         288%        165%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2004 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

NOTES                                                 DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS                             April 30, 2005 (Unaudited)

Delaware Group Equity Funds I (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Balanced Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended April 30, 2005 were approximately $697. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to waive distribution and service fees through December 31, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At April 30, 2005, the Fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                           $138,848
  Dividend disbursing, transfer agent, accounting and
    administration fees other expenses payable to DSC                  66,368
  Other expenses payable to DMC and affiliates*                        40,902

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                                     DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended April 30, 2005, the Fund was charged $7,665 for internal legal services provided by DMC.

For the six months ended April 30, 2005, DDLP earned $8,496 for commissions on sales of the Fund's Class A shares. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended April 30, 2005, the Fund made purchases of $304,613,490 and sales of $330,965,020 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2005, the Fund made purchases of $35,131,030 and sales of $30,108,624 of long-term U.S. government securities.

At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the cost of investments was $283,391,126. At April 30, 2005, the net unrealized depreciation was $1,179,239, of which $7,662,084 related to unrealized appreciation of investments and $8,841,323 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004 were as follows:

                                                  4/30/05             10/31/04
                                                  -------             --------
Ordinary income                                  $2,562,417          $3,762,548

*Tax information for the period ended April 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $299,356,500
  Undistributed ordinary income                             972,281
  Capital loss carryforwards                            (41,241,944)
  Unrealized depreciation of investments                 (1,135,053)
                                                       ------------
  Net assets                                           $257,951,784
                                                       ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through April 30, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended April 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                     $ 164,866
  Accumulated realized loss                               $(164,866)

At October 31, 2004, for federal income tax purposes, the Fund had capital loss carryforwards of $61,827,891, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$18,819,119 expires in 2009, $37,226,864 expires in 2010 and $5,781,908 expires in 2011.

For the six months ended April 30, 2005, the Fund had capital gains of $20,585,947, which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      Six Months        Year
                                                        Ended           Ended
                                                       4/30/05         10/31/04
Shares sold:
  Class A                                               171,486         557,170
  Class B                                                44,129         153,277
  Class C                                                45,410         129,623
  Class R                                                    51             209
  Institutional Class                                    35,220         148,019

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                               104,835         161,612
  Class B                                                 8,127          10,200
  Class C                                                 2,240           2,876
  Class R                                                     2               2
  Institutional Class                                     2,395           7,821
                                                     ----------      ----------
                                                        413,895       1,170,809
                                                     ----------      ----------
Shares repurchased:
  Class A                                            (1,169,292)     (2,991,253)
  Class B                                              (272,138)       (500,213)
  Class C                                              (127,675)       (163,729)
  Class R                                                    (3)             --
  Institutional Class                                   (35,570)       (394,440)
                                                     ----------      ----------
                                                     (1,604,678)     (4,049,635)
                                                     ----------      ----------
Net decrease                                         (1,190,783)     (2,878,826)
                                                     ==========      ==========

For the six months ended April 30, 2005 and the year ended October 2004, 44,284 Class B shares were converted to 44,246 Class A shares valued at $714,903 and 46,570 Class B shares were converted to 46,534 Class A shares valued at $655,920, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                                     DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2005, or at any time during the period.

7. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SWAP AGREEMENT
During the six months ended April 30, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

9. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2005, the market value of securities on loan was $16,526,957, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $3,727,667 and cash collateral of $13,054,097. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

10. CREDIT AND MARKET RISKS
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by the U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security.) The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in the prevailing interests rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, 144A securities represented approximately 3.98% of total assets. None of the securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

11. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

OTHER                                                     DELAWARE BALANCED FUND
  FUND INFORMATION

The shareholders of Delaware Balanced Fund (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. TO ELECT A BOARD OF TRUSTEES FOR THE TRUST

                                       Shares                   Shares Voted
                                      Voted For               Withheld Authority
                                      ---------               ------------------
Thomas L. Bennett                    10,197,834                    345,942
Jude T. Driscoll                     10,199,408                    344,368
John A. Fry                          10,204,416                    339,360
Anthony D. Knerr                     10,193,748                    350,028
Lucinda S. Landreth                  10,190,516                    353,260
Ann R. Leven                         10,189,283                    354,493
Thomas F. Madison                    10,188,658                    355,118
Janet L. Yeomans                     10,198,110                    345,666
J. Richard Zecher                    10,171,003                    372,773

2. TO APPROVE THE USE OF A "MANAGER OF MANAGERS" STRUCTURE WHEREBY THE INVESTMENT MANAGER OF THE FUND OF THE TRUST WILL BE ABLE TO HIRE AND REPLACE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL.

                             For        Against      Abstain   Broker Non-Votes
                             ---        -------      -------   ----------------
Delaware Balanced Fund    8,022,298     645,381      494,400      1,381,697

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                             MICHAEL P. BISHOF                           INVESTMENT MANAGER
Chairman                                     Senior Vice President and                   Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                            NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                        Delaware Distributors, L.P.
Private Investor                             RICHELLE S. MAESTRO                         Philadelphia, PA
Rosemont, PA                                 Executive Vice President,
                                             Chief Legal Officer and Secretary           SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                  Delaware Investments Family of Funds        DISBURSING AND TRANSFER AGENT
President                                    Philadelphia, PA                            Delaware Service Company, Inc.
Franklin & Marshall College                                                              2005 Market Street
Lancaster, PA                                JOHN J. O'CONNOR                            Philadelphia, PA 19103-7094
                                             Senior Vice President and Treasurer
ANTHONY D. KNERR                             Delaware Investments Family of Funds        FOR SHAREHOLDERS
Managing Director                            Philadelphia, PA                            800 523-1918
Anthony Knerr & Associates
New York, NY                                                                             FOR SECURITIES DEALERS AND FINANCIAL
                                                                                         INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                      800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                           WEB SITE
Philadelphia, PA                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9438)                                                        Printed in the USA
SA-002 [4/05] IVES 6/05                                                   J10196

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS I


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 1, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 1, 2005


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 1, 2005